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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31

Date of Reporting Period: 8/31/04

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                           (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                       (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS & NOTES-89.2%
               ALABAMA-2.4%
     $11,145   Birmingham Waterworks & Sewer Board. Rev.,
                    5.00%, 1/1/27-1/1/37, Ser. B (MBIA) (a) ...................................      Aaa/AA-           $ 11,251,919
       1,750   Huntsville Health Care Auth.,
                    5.75%, 6/1/32, Ser. B .....................................................       A2/NR               1,828,032
      16,580   Jefferson Cnty. Sewer Rev.,
                    4.75%, 2/1/38, Ser. B (FGIC) ..............................................      Aaa/AAA             18,350,910
                                                                                                                       ------------
                                                                                                                         31,430,861
                                                                                                                       ------------
               ALASKA-0.3%
               State Housing Fin. Corp.,
       3,550        5.25%, 6/1/32, Ser. C (MBIA) ..............................................      Aaa/AAA              3,593,275
                                                                                                                       ------------

               ARIZONA-0.1%
       1,300   State Health Fac. Auth. Hosp. Rev.,
                    5.75%, 12/1/32 ............................................................      NR/BBB               1,274,962
                                                                                                                       ------------

               CALIFORNIA-4.9%
       9,610   Alameda Corridor Transportation Auth. Rev., zero coupon, 10/1/16, Ser. A .......      Aaa/AAA              5,620,985
      39,775   Economic Recovery G.O., 5.00%, 7/1/08-7/1/11, Ser. A ...........................      Aa3/AA-             44,159,467
      12,300   Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
                    6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 .................................      Baa3/BBB            11,482,047
       1,000   Rancho Cucamonga Community Facs. Dist.,
                    6.30%, 9/1/23, Ser. A .....................................................       NR/NR               1,029,690
       4,000   Southern California Public Power Auth. Project Rev.,
                    zero coupon, 7/1/13 .......................................................      Aa3/A+               2,771,440
                                                                                                                       ------------
                                                                                                                         65,063,629
                                                                                                                       ------------
               COLORADO-4.9%
      30,000   Dawson Ridge Dist. No. 1, GO,
                    zero coupon, 10/1/22, Ser. A ..............................................      Aaa/NR              12,049,500
       5,000   Denver Co. City & Cnty. Cert. of Participation,
                    5.50%, 12/1/25, Ser. B (AMBAC) ............................................      Aaa/AAA              5,769,900
      25,000   Health Fac. Auth. Rev., Catholic Health Initiatives-A,
                    5.50%, 3/1/32 .............................................................      Aa2/AA              25,899,750
      18,305   Health Fac. Auth. Rev., Exempla Inc.,
                    5.625%, 1/1/33, Ser. A ....................................................       A1/A-              18,712,286
       6,500   Health Fac. Auth. Rev., Liberty Height Retirement Fac.,
                    zero coupon, 7/15/22 ......................................................      Aaa/AAA              2,638,675
                                                                                                                       ------------
                                                                                                                         65,070,111
                                                                                                                       ------------
               DISTRICT OF COLUMBIA-1.3%
      17,500   Washington DC Convention Ctr. Auth. Tax Rev.,
                    4.75%, 10/1/28 (AMBAC) ....................................................      Aaa/AAA             17,203,550
                                                                                                                       ------------

               FLORIDA-3.8%
       8,000   Highlands Cnty. Health Fac. Auth. Rev.,
                    6.00%, 11/15/31, Ser. A ...................................................       A2/A                8,489,280
         635   Hillsborough Cnty. Health Fac. Indl. Dev. Rev.,
                    5.625%, 8/15/23 ...........................................................      Baa2/BBB               620,878
       2,335   Hillsborough Cnty. Pollution Control Rev., Tampa Electric Co. Proj.,
                    5.50%, 10/1/23 ............................................................      Baa2/BBB-            2,350,014
       7,135   Jacksonville Health Facs. Auth. Rev.,
                    5.25%, 11/15/32, Ser. A ...................................................      Aa2/AA               7,254,154
       7,500   JEA St. Johns River Power Park Syst. Rev., 5.00%, 10/1/09 ......................      Aa2/AA-              8,290,725
      11,500   Lakeland Hosp. Syst. Rev., Regional Health Sys.,
                    5.50%, 11/15/32 ...........................................................       A1/NR              11,664,795

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               FLORIDA-(concluded)
     $ 3,000   Leesburg Hosp. Rev., Leesburg Regional Medical Center,
                    5.50%, 7/1/32 .............................................................       A3/A             $  3,043,560
       7,550   Orange Cnty. Health Fac., Adventist Health Sys.,
                    5.625%-6.25%, 11/15/24-11/15/32 ...........................................       A2/A                8,083,802
       1,500   Winter Springs Water & Sewer Rev.,
                    zero coupon, 10/1/29 (FGIC) ...............................................      Aaa/AAA                411,975
                                                                                                                       ------------
                                                                                                                         50,209,183
                                                                                                                       ------------
               GEORGIA-0.7%
       4,000   Atlanta Water & Wastewater,
                    5.00%, 11/1/39, Ser. A (MBIA) .............................................      Aaa/AAA              4,050,520
       1,500   Grantor Trust Gov't Cert. of Participation,
                    4.75%, 6/1/28, Ser. A (MBIA) ..............................................      Aaa/AAA              1,512,705
       9,600   Richmond Cnty. Dev Auth. Rev.,
                    zero coupon, 12/1/21 ......................................................      Aaa/NR               4,103,424
                                                                                                                       ------------
                                                                                                                          9,666,649
                                                                                                                       ------------
               HAWAII-1.4%
      19,170   Honolulu City & Cnty. Wastewater Syst. Rev.,  First Board Resolution,
                    4.75%, 7/1/28 (FGIC) ......................................................      Aaa/NR              19,168,850
                                                                                                                       ------------

               ILLINOIS-17.7%
      11,760   Central Lake Cnty. Water Agy. Rev.,
                    5.125%, 5/1/28-5/1/32, Ser. A (AMBAC) .....................................      Aaa/NR              12,059,019
       5,000   Cicero Corp. GO,
                    5.25%, 12/1/31 (MBIA) .....................................................      Aaa/AAA              5,203,900
               Chicago Board of Education School Reform GO,
      15,535        zero coupon, 12/1/16, Ser. A ..............................................      Aaa/AAA              9,030,340
       5,000        zero coupon, 12/1/28, Ser. A (FGIC) .......................................      Aaa/AAA              1,360,900
       4,500        zero coupon, 12/1/31 (FGIC) ...............................................      Aaa/AAA              1,031,670
      94,485   Chicago City Colleges GO,
                    Zero coupon, 1/1/37-1/1/39 (FGIC) .........................................      Aaa/AAA             15,273,755
               Chicago GO,
       5,110        5.00%, 1/1/33, (AMBAC) ....................................................      Aaa/AAA              5,178,116
      10,000        5.00%, 3/1/34 .............................................................      Aa3/AA              10,060,100
       5,050        5.125%, 1/1/29, Ser. A (FGIC) .............................................      Aaa/AAA              5,188,269
       7,000   Chicago Midway Arpt. Rev.,
                    5.00%, 1/1/31, Ser. B (MBIA) ..............................................      Aaa/AAA              7,059,920
       9,862   Chicago Special Assessment, Lake Shore East
                    6.625%-6.75%, 12/1/22-12/1/32 .............................................       NR/NR              10,240,923
     144,650   Dev. Fin. Auth. Retirement Housing Rev.,
                    zero coupon, 7/15/23-7/15/25 ..............................................      NR/AAA              48,906,843
      20,100   Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                    5.625%, 1/1/28 ............................................................       A2/NR              20,683,503
       1,000   McHenry & Kane Counties Community Consolidated School Dist. 158,
                    zero coupon, 1/1/12 .......................................................      Aaa/AAA                751,870
     110,000   Metropolitan Pier & Exposition Auth.,
                    zero coupon, 12/15/30-12/15/33 (MBIA) .....................................      Aaa/AAA             25,406,300
       4,500   Schaumburg, GO, 5.00%, 12/1/41 (FGIC) ..........................................      Aaa/AAA              4,513,995
      68,470   State Sports Facs. Auth.,
                    5.50%, 6/15/30 (AMBAC) ....................................................      Aaa/AAA             52,440,488
                                                                                                                       ------------
                                                                                                                        234,389,911
                                                                                                                       ------------

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               INDIANA-0.6%
               Brownsburg 1999 School Building Corp.,
     $ 1,000        5.00%, 9/15/25 (FSA) ......................................................      Aaa/AAA           $  1,027,050
       2,000        5.25%, 3/15/25 (FSA) ......................................................      Aaa/AAA              2,105,740
       4,125   Fort Wayne Pollution Control Rev.,
                    6.20%, 10/15/25 ...........................................................      Baa1/BBB             4,346,925
         500   State Bank Rev.,
                    5.25%, 4/1/30, Ser. D (AMBAC) .............................................      Aaa/AAA                517,345
                                                                                                                       ------------
                                                                                                                          7,997,060
                                                                                                                       ------------
               KANSAS -0.2%
       2,800   Univ. of Kansas, Hosp. Auth. Health Facs. Rev.,
                    5.625%, 9/1/32 ............................................................       NR/A-               2,875,180
                                                                                                                       ------------

               KENTUCKY-0.9%
               Economic Dev. Finance Auth. Hospital Facs. Rev.,
       2,500        5.25%, 10/1/19-10/1/30 ....................................................      A1/AA-               2,544,350
       8,210        5.25%, 10/1/19-10/1/30 ....................................................       A3/A                9,179,355
                                                                                                                       ------------
                                                                                                                         11,723,705
                                                                                                                       ------------
               IOWA-0.5%
       8,850   Tobacco Settlement Auth.,
                    5.60%, 6/1/35, Ser. B .....................................................      Baa3/BBB             7,015,306
                                                                                                                       ------------

               LOUISIANA-4.4%
      20,400   Ochsner Clinic Foundation Pub. Facs. Auth. Rev.,
                    5.50%, 5/15/32, Ser. B ....................................................       A3/NR              20,808,000
      44,395   Tobacco Settlement Financing Corp.,
                    5.875%, 5/15/39, Ser. 2001B ...............................................      Baa3/BBB            37,410,335
                                                                                                                       ------------
                                                                                                                         58,218,335
                                                                                                                       ------------
               MARYLAND-0.1%
               State Health & Higher Educational. Fac. Auth. Rev. John Hopkins Univ.,
       1,000        5.00%, 7/1/41, Ser. B, ....................................................      Baa1/NR              1,011,420
                                                                                                                       ------------

               MASSACHUSETTS-3.8%
       1,300   Massachusetts Bay Trans. Auth.,
                    4.75%, 3/1/21, Ser. A (MBIA) ..............................................      Aaa/AAA              1,321,996
      18,205   State College Bldg. Auth. Proj. Rev., 5.50%, 5/1/28-5/1/39, Ser. B (XLCA) ......      Aaa/AAA             20,080,183
       9,000   State GO, 5.00%, 8/1/11, Ser. A ................................................      Aaa/AAA             10,044,360
       4,295   State Turnpike Auth.,
                    4.75%, 1/1/34, Ser. A (AMBAC) ..............................................     Aaa/AAA              4,254,455
               State Water Reserve Auth.,
      12,050        4.75%, 8/1/37, Ser. A .....................................................      Aaa/AAA             11,832,859
       2,300        4.75%, 12/1/21, Ser. B ....................................................      Aaa/AAA              2,330,199
                                                                                                                       ------------
                                                                                                                         49,864,052
                                                                                                                       ------------
               MICHIGAN-2.7%
      10,250   Detroit City School Dist.,
                    5.00%-5.125%, 5/1/31-5/1/32, Ser. A .......................................      Aaa/AAA             10,388,648
       2,500   Detroit Water Supply Sys.,
                    5.00%, 7/1/30, Ser. A (FGIC) ..............................................      Aaa/AAA              2,525,750
       2,000   State GO, 5.25%, 12/1/09 ......................................................      Aa1/AA+              2,239,440
       5,000   State Hosp. Fin. Auth. Rev., Ascension Health,
                    5.25%, 11/15/26, Ser. B ...................................................      Aa2/AA               5,087,200
      15,425   State Hosp. Fin. Auth. Rev., Oakwood Obligation Group,
                    5.75%-6.00%, 4/1/22, Ser. A ...............................................       A2/A               16,012,212
                                                                                                                       ------------
                                                                                                                         36,253,250
                                                                                                                       ------------

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)             VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI-0.4%
     $ 3,605   Business Finance Corp., Pollution Control Rev.,
                    5.875%, 4/1/22 ............................................................      Ba1/BBB           $  3,627,748
       1,000   State Dev. Bank Oblig., Projects & Equipment Acquisitions,
                    5.00%, 7/1/24 (AMBAC) .....................................................      Aaa/AAA              1,067,790
                                                                                                                       ------------
                                                                                                                          4,695,538
                                                                                                                       ------------
               MISSOURI-0.1%
       1,500   St. Louis Parking Facs. Rev., Downtown Parking Facility,
                    6.00%, 2/1/28 .............................................................       NR/NR               1,534,080
                                                                                                                       ------------

               NEBRASKA-0.4%
       5,140   University of Nebraska, Lincoln Memorial Stadium,
                    5.25%, 11/1/29, Ser. A ....................................................       A1/A-               5,681,191
                                                                                                                       ------------

               NEVADA-1.8%
       3,400   Clark Cnty. GO,
                    5.00%, 6/1/31 (FGIC) ......................................................      Aaa/AAA              3,442,432
      17,030   Reno Lien Transnational,
                    5.125%-5.25%, 6/1/27-6/1/41 (AMBAC) .......................................      Aaa/AAA             17,463,379
       3,290   Truckee Meadows Water Auth. Rev.,
                    5.125%, 7/1/30, Ser. A (FSA) ..............................................      Aaa/AAA              3,395,839
                                                                                                                       ------------
                                                                                                                         24,301,650
                                                                                                                       ------------
               NEW HAMPSHIRE-0.2%
       3,000   Health & Educational Facs. Auth. Rev.,
                    6.125%, 7/1/32 ............................................................      Baa1/BBB+            3,053,970
                                                                                                                       ------------

               NEW JERSEY-2.4%
          60   Camden Cnty. Impt. Auth. Rev., Cooper Health,
                    5.875%-6.00%, 2/15/15-2/15/27 .............................................      Baa3/BBB                61,403
         225   Economic Dev. Auth., Arbor Glen,
                    6.00%, 5/15/28, Ser. A (Pre-refunded @ 102, 5/15/09)(b) ...................       NR/NR                 261,524
         525   Economic Dev. Auth., Arbor Glen,
                    6.00%, 5/15/28, Ser. A ....................................................       NR/NR                 486,271
      15,405   Economic Dev. Auth., Kapkowski Landfill Proj.,
                    5.75%, 10/1/21-4/1/31 .....................................................      Baa3/NR             16,333,613
       3,500   State Educational Fac. Auth. Rev.,
                    6.00%, 7/1/25, Ser. D .....................................................       NR/NR               3,690,855
      13,030   Tobacco Settlement Financing Corp. Rev.,
                    6.00%-6.75%, 6/1/37-6/1/42 ................................................      Baa3/BBB            11,334,173
                                                                                                                       ------------
                                                                                                                         32,167,839
                                                                                                                       ------------
               NEW MEXICO-0.4%
       5,000   Farmington Pollution Control Rev.,
                    5.80%, 4/1/22 .............................................................      Baa2/BBB             5,065,650
                                                                                                                       ------------
               NEW YORK-2.8%
               Metropolitan Trans. Auth.,
      10,600        5.00%, 11/15/30, Ser. A (FSA) .............................................      Aaa/AAA             10,777,550
      10,000        5.25%, 11/15/32 ...........................................................       A2/A               10,315,800
       7,000   New York City Municipal Water Finance & Auth. Water & Sewer Syst. Rev.,
                    5.00%, 6/15/39, Ser. A ....................................................      Aa2/AA+              7,064,190
       6,700   State Dormitory Auth. Rev.,
                    5.00%, 7/1/34, Ser. 1 .....................................................      Aa2/AA               6,780,601
       2,000   State Environmental Facilities Corp.,
                    5.00%, 6/15/28 ............................................................      Aaa/AAA              2,046,960
                                                                                                                       ------------
                                                                                                                         36,985,101
                                                                                                                       ------------
               NORTH CAROLINA-0.6%
       7,500   Lorian Cnty. Hospital Rev.,
                    5.375%, 10/1/30 ...........................................................      A1/AA-               7,619,925
                                                                                                                       ------------

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA-3.2%
     $ 6,250   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
                    9.25%, 11/15/15-11/15/30, Ser. B ..........................................       B2/B             $  8,244,619
       4,500   Cumberland Cnty. Auth. Rev.,
                    7.25%, 1/1/35, Ser. A .....................................................       NR/NR               4,609,530
       8,750   Montgomery Cnty. Higher Education & Health Auth. Hosp. Rev.,
                    5.125%, 6/1/27-6/1/32, Ser. A .............................................       NR/A                8,782,112
       5,000   Philadelphia Auth. Dev. Lease Rev.,
                    5.25%, 10/1/30, Ser. B (FSA) ..............................................      Aaa/AAA              5,159,150
       3,050   Philadelphia Auth. Indl. Dev. Rev., Doubletree,
                    6.50%, 10/1/27 ............................................................       NR/NR               3,104,595
       3,000   Philadelphia GO,
                    5.25%, 9/15/25 (FSA) ......................................................      Aaa/AAA              3,132,990
       8,520   Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
                    6.85%, 7/1/22 .............................................................      Baa2/BBB             8,635,616
         500   Pittsburgh & Allegheny Cnty. Pub. Auditorium,
                    5.00%, 2/1/29 (AMBAC) .....................................................      Aaa/AAA                503,795
                                                                                                                       ------------
                                                                                                                         42,172,407
                                                                                                                       ------------
               PUERTO RICO-0.3%
       4,200   Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN .......................       A3/A-               4,303,068
                                                                                                                       ------------

               RHODE ISLAND-4.1%
      62,000   Tobacco Settlement Financing Corp.,
                    6.25%, 6/1/42, Ser. A .....................................................      Baa3/BBB            53,739,120
                                                                                                                       ------------

               SOUTH CAROLINA-5.7%
      27,745   Greenville Cnty. School District,
                    5.50%, 12/1/28 ............................................................      A1/AA-              29,008,507
      18,120   Jobs Economic Dev. Auth. Economic Dev. Rev.,
                    5.625%, 11/15/30 ..........................................................       A3/A-              18,361,721
      20,000   Lexington Cnty. Health Services Dist. Inc. Hosp. Rev.,
                    5.50%-5.75%, 11/1/28-5/1/37 ...............................................       A2/A               24,109,975
       3,250   Tobacco Settlement Rev.,
                    6.375%, 5/15/28, Ser. B ...................................................      Baa3/BBB             2,929,842
       1,180   Trans. Infrastructure  Rev.,
                    5.00%, 10/1/29, Ser. A (AMBAC) ............................................      Aaa/NR               1,327,063
                                                                                                                       ------------
                                                                                                                         75,737,108
                                                                                                                       ------------
               TENNESSEE-4.5%
       1,815   Knox Cnty., GO,
                    5.00%, 2/1/17, Ser. A .....................................................      Aa2/AA               2,021,257
       3,750   Knox Cnty. Health Educational & Housing Facs. Board, Hospital Facs. Rev.,
                    5.25%, 10/1/30 ............................................................      A1/AA-               3,836,550
      47,785   Memphis Electric Sys. Rev.,
                    5.00%, 12/1/11 Ser A (MBIA) ...............................................      Aaa/AAA             53,305,123
                                                                                                                       ------------
                                                                                                                         59,162,930
                                                                                                                       ------------
               TEXAS-9.5%
       1,000   Arlington Indpt. School Dist., GO,
                    5.00%, 2/15/24 ............................................................      Aaa/NR               1,017,920
       4,480   Aubrey Indpt. School Dist., GO,
                    5.50%, 2/15/33 ............................................................      Aaa/NR               4,780,474
       6,500   Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp.,
                    5.375%, 1/1/32 ............................................................       NR/A-               6,530,225
       2,700   Comal Cnty. Health Facs., Mckenna Memorial Hosp.,
                    6.25%, 2/1/32 .............................................................      Baa2/BBB             2,745,684
       5,000   Dallas Area Rapid Transit,
                    5.00%, 12/1/31 (AMBAC) ....................................................      Aaa/AAA              5,051,050
      20,000   Frisco Indpt. School Dist., GO,
                    zero coupon, 8/15/34 ......................................................      Aaa/NR               3,904,000

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               TEXAS-(CONTINUED)
     $19,750   Harris Cnty. GO,
                    5.125%, 8/15/31 ...........................................................      Aa1/AA+          $  22,384,847
       5,250   Harris Cnty. Health Facs. Dev. Corp. Rev.,
                    5.375%, 2/15/26, Ser. A ...................................................      NR/AA-               5,355,000
      25,000   Harris Cnty. Senior Lien Toll Road,
                    5.00%, 8/15/30 (FSA) ......................................................      Aaa/AAA             25,293,500
       7,500   Keller Indpt. School Dist. GO,
                    4.875%, 8/15/31 ...........................................................      Aaa/AAA              7,483,050
       3,170   Little Elm Indpt. School Dist. GO,
                    5.30%, 8/15/29, Ser. A ....................................................      NR/AAA               3,314,647
       6,250   North Dallas Thruway Auth.,
                    4.75%, 1/1/29 (FGIC) ......................................................      Aaa/AAA              6,205,062
       5,000   Quinlin Indpt. School Dist. Go,
                    5.10%, 2/15/32 ............................................................      Aaa/NR               5,092,900
               State Turnpike Auth. Highway Imps. Rev.,
      10,000        Zero coupon, 8/15/19 (AMBAC) ..............................................      Aaa/AAA              4,920,700
       8,880        5.00%, 8/15/42 (AMBAC) ....................................................      Aaa/AAA              8,908,682
       4,900   State Water Financial Assistance, GO,
                    5.00%-5.25%, 8/1/35-8/1/36 ................................................      Aa1/AA               4,986,337
       8,000   Wichita Falls Water & Sewer Rev.,
                    5.00%, 8/1/27 (AMBAC) .....................................................      Aaa/AAA              8,106,880
                                                                                                                      -------------
                                                                                                                        126,080,958
                                                                                                                      -------------
               VIRGINIA-0.5%
               Fredericksburg Industrial Dev., Medicorp Health Syst.,
       6,500   5.125%-5.25%, 6/15/27-6/15/33, Ser. B ..........................................       A3/NR               6,585,495
                                                                                                                      -------------

               WASHINGTON-0.6%
       2,250   Energy Northwest Electric Rev., 5.25%, 7/1/09, Ser. A ..........................      Aaa/AAA              2,501,528
       5,000   Tacoma Sewer Rev.,
                    5.00%, 12/1/31, Ser. A (FGIC) .............................................      Aaa/AAA              5,051,050
                                                                                                                      -------------
                                                                                                                          7,552,578
                                                                                                                      -------------
               WISCONSIN-1.0%
               Badger Tobacco Asset Securitization Corp.,
       1,125        6.00%, 6/1/17 .............................................................      Baa3/BBB             1,058,074
       9,135        6.125%, 6/1/27 ............................................................      Baa3/BBB             8,647,100
       2,500   State GO, 5.00%, 5/1/09 ........................................................      Aaa/AAA              2,749,000
       1,000   State Health & Educational Facs. Auth. Rev.,
                    5.375%, 10/1/30 ...........................................................       NR/A+               1,009,410
                                                                                                                      -------------
                                                                                                                         13,463,584
                                                                                                                      -------------

               Total Municipal Bonds & Notes (cost-$1,146,837,788) ............................                       1,181,931,481
                                                                                                                      =============

                                                  PIMCO MUNICIPAL INCOME FUND II
                                                     SCHEDULE OF INVESTMENTS
                                                         AUGUST 31, 2004
                                                     (UNAUDITED)(CONTINUED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------

               VARIABLE RATE NOTES(a)(c)(d)-9.9%
               ALABAMA-1.6%
     $ 9,000   Birmingham Waterworks & Sewer Board, Residual Ctfs.,
                    8.91%, 1/1/33, Ser. 947 (MBIA) ............................................      Aaa/NR           $   9,674,460
       6,675   Jefferson Cnty. Sewer Rev., Residual Ctfs.,
                    14.02%, 2/1/36, Ser. 352 (FGIC) ...........................................      Aaa/NR               9,295,939
       2,100   Montgomery Care Fac. Residual Ctfs.,
                    13.23%, 11/15/29, Ser 435 (MBIA) ..........................................      Aaa/NR               2,226,420
                                                                                                                      -------------
                                                                                                                         21,196,819
                                                                                                                      -------------
               COLORADO-0.2%
       2,813   Denver City & Cnty. Airpt Rev., Residual Ctfs.,
                    15.47%, 11/15/25, Ser. 425 (FSA) ..........................................      Aaa/NR               2,979,338
                                                                                                                      -------------

               FLORIDA-0.5%
       2,228   Orange Cnty. School Board, Cert. of Participation,
                    15.38%, 8/1/24, Ser. 328 (MBIA) ...........................................      Aaa/NR               2,456,131
       4,052   State Governmental Utilities Rev., Residual Ctfs.,
                    15.38%, 10/1/29, Ser. 327 (AMBAC) .........................................      Aaa/NR               4,291,997
                                                                                                                      -------------
                                                                                                                          6,748,128
                                                                                                                      -------------
               ILLINOIS-1.2%
               Chicago GO,
       3,300        14.90%, 1/1/40, Ser. 426 (FGIC) ...........................................      Aaa/NR               3,983,199
       4,450        15.88%, 1/1/28, Ser. 332 (MBIA) ...........................................       NR/NR               4,673,924
       1,932   Cook Cnty., Residual Ctfs.,
                    13.23%, 11/15/28, Ser. 403 (FGIC) .........................................      Aaa/NR               2,083,082
       5,000   State GO,
                    18.65%, 4/1/27, Ser. 783 (FGIC) ...........................................      Aaa/NR               5,379,100
                                                                                                                      -------------
                                                                                                                         16,119,305
                                                                                                                      -------------
               MASSACHUSETTS-2.7%
       2,100   Boston Water & Sewer Community Rev., Residual Ctfs.,
                    13.37%, 11/1/28, Ser. 434 (FGIC) ..........................................      Aaa/NR               2,172,450
       2,420   State GO,
                    18.87%, 11/1/30, Ser. 785 (FGIC) ..........................................      Aaa/NR               3,807,410
               State Turnpike Auth. Rev., Residual Ctfs.,
      14,163        13.37%, 1/1/39, Ser. 335 (AMBAC) ..........................................      Aaa/NR              14,305,258
       4,500        13.37%, 1/1/37, Ser. 489 (MBIA) ...........................................      NR/AAA               4,562,685
      11,049        13.37%, 1/1/37, Ser. 334 (AMBAC) ..........................................      Aaa/NR              11,202,913
                                                                                                                      -------------
                                                                                                                         36,050,716
                                                                                                                      -------------
               NEVADA-0.3%
       3,300   State GO, Residual Ctfs.,
                    13.07%, 5/15/28, Ser. 344 (FGIC) ..........................................      Aaa/NR               3,406,359
                                                                                                                      -------------

               NEW MEXICO-0.2%
       2,000   State Finance Auth. Transportation Rev., Residual Ctfs., 8.41%, 6/15/12 (AMBAC)      Aaa/NR               2,469,040
                                                                                                                      -------------

               OHIO-0.2%
       1,975   Hamilton Cnty. Sales Tax Residual Ctfs.,
                    15.59%, 12/1/27, Ser. 356 (MBIA) ..........................................      Aaa/NR               2,067,509
                                                                                                                      -------------

               PENNSYLVANIA-0.5%
               Philadelphia School Dist. Residual Ctfs., GO,
       2,505        12.24%, 4/1/27, Ser. 345 (MBIA) ...........................................      Aaa/NR               2,481,779
       4,016        12.42%, 4/1/27, Ser. 496 (MBIA) ...........................................      Aaa/NR               3,978,276
                                                                                                                      -------------
                                                                                                                          6,460,055
                                                                                                                      -------------

                                                PIMCO MUNICIPAL INCOME FUND II
                                                   SCHEDULE OF INVESTMENTS
                                                       AUGUST 31, 2004
                                                   (UNAUDITED)(CONCLUDED)

    PRINCIPAL
     AMOUNT                                                                                      CREDIT RATING
     (000)                                                                                        (MOODY'S/S&P)           VALUE*
-----------------------------------------------------------------------------------------------------------------------------------
               TENNESSEE-0.5%
     $ 6,000   Memphis Electric Sys. Rev., Residual Ctfs.,
                    8.70%, 12/1/11, Ser. 880 (MBIA) ...........................................      Aaa/NR          $    7,386,240
                                                                                                                     --------------

               TEXAS-1.7%
       3,075   Denton Util. Sys. Rev., Residual Ctfs.,
                    16.09%, 12/1/29, Ser. 428 (MBIA) ..........................................      Aaa/NR               3,225,921
       1,650   Houston Arpt. Sys. Rev., Residual Ctfs.
                    13.02%, 7/1/25, Ser. 404 (FGIC) ...........................................      Aaa/NR               1,715,934
               Houston Water & Sewer Syst. Rev., Residual Ctfs.,
       3,838        9.03%, 12/1/30, Ser. 495 ..................................................      NR/AAA               5,855,564
       2,750        15.59%, 12/1/28, Ser. 427 .................................................      Aaa/NR               3,973,310
       7,000   State Affordable Housing, American Housing Foundation,
                    19.34%, 9/1/22, Ser. 780 (MBIA) ...........................................      Aaa/NR               7,242,200
                                                                                                                     --------------
                                                                                                                         22,012,929
                                                                                                                     --------------

               WASHINGTON-0.3%
       4,550   Central Puget Sound Regl. Tran. Auth., Sales Tax & Motor, Residual Ctfs.,
                    12.24%, 2/1/28, Ser. 360 ..................................................      Aaa/NR               4,498,767
                                                                                                                     --------------

               Total Variable Rate Notes (cost-$117,275,770) ..................................                         131,395,205
                                                                                                                     ==============

               U.S. TREASURY BILLS (e) -1.2%
      16,737   1.0148%-1.0899%, 8/7/03-8/14/03 (cost-$16,730,248) .............................      Aaa/AAA             16,729,496
                                                                                                                     --------------
               Total Investments before call options written (cost-$1,280,843,806)-100.3% .....                       1,330,056,182
                                                                                                                     --------------

  Contracts
-------------  CALL OPTIONS WRITTEN (f)-(0.3)%
               U.S. Treasury Bond Futures, Chicago Board of Trade:
    (733)           Strike Price $108, expires 11/26/04 .......................................                          (3,092,344)
    (393)           Strike Price $109, expires 11/26/04 .......................................                          (1,492,172)
                                                                                                                     --------------
               Total call options written (premium received-$3,706,390) .......................                          (4,584,516)
                                                                                                                     --------------

               Total Investments, net of call options written (cost-$1,277,137,416)-100% ......                      $1,325,471,666
                                                                                                                     ==============

     * Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(b) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c) Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e) All or partial principal amount segregated as initial margin on futures contracts.

(f)     Non-income producing security.

Glossary:

AMBAC - insured by American Municipal Bond Assurance Corp.
FGIC - insured by insured Financial Guaranty Insurance Co.
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bonds
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
XLCA - insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS

        (a) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 29, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 29, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 29, 2004